DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Beginning Balance	$ 1,301,138
Transfers	1,191,334	$ 719,226
Mark-to-market	7,000,835	581,912
Ending Balance	$ 9,493,307	$ 1,301,138